REVENUE EARNING DEVICES (Tables)	3 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2025
Revenue Earning Devices
SCHEDULE OF REVENUE EARNING DEVICES

Revenue earning devices consisted of the following:

	May 31, 2025	February 28, 2025
Revenue earning devices	$7,726,899	$6,831,352
Less: Accumulated depreciation	(2,744,231)	(2,292,172)
	$4,982,668	$4,539,180

Revenue earning devices (RED) consisted of the following:

	February 28, 2025	February 29, 2024
Revenue earning devices	$6,831,352	$3,432,846
Less: Accumulated depreciation	(2,292,172)	(952,844)
	$4,539,180	$2,480,002

SCHEDULE OF DEPRECIATION AND AMORTIZATION

Depreciation and amortization for the years ended May 31, 2025, and May 31, 2024, are as follows:

Depreciation and Amortization RED	Three Months Ended May 31 2025	Three Months Ended May 31, 2024

Cost of Goods Sold	$447,955	$201,873
Operating expenses	4,104	54,355
Total Depreciation and Amortization RED	$452,059	$256,228

Depreciation and amortization for the years ended February 28, 2025, and February 29, 2024, are as follows:

Depreciation and Amortization RED	Year Ended February 28, 2025	Year Ended February 29, 2024

Cost of Goods Sold	$1,051,498	$530,640
Operating expenses	287,830	132,660
Total Depreciation and Amortization RED	$1,339,328	$663,300